Note 12 - Stock-based Compensation	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12.	Stock-based compensation

The Company has a stock option plan for certain officers and key full-time employees of the Company and its subsidiaries. Options are granted at the market price for the underlying shares on the date of grant. Each option vests over a four
-year term, expires
five
years from the date granted and allows for the purchase of
one
Subordinate Voting Share. All Subordinate Voting Shares issued are new shares. As at
December 31, 2018,
there were
1,127,500
options available for future grants.

Grants under the Company’s stock option plan are equity-classified awards. Stock option activity for the year ended
December 31, 2018
is follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Shares issuable under options - Beginning of period	1,396,750	$34.41
Granted	430,500	66.39
Exercised	(194,100)	18.96
Shares issuable under options - December 31, 2018	1,633,150	$44.68	2.5	$38,889
Options exercisable - End of period	667,977	$33.01	1.6	$23,693

The Company incurred stock-based compensation expense related to these awards of
$5,767
during the year ended
December 31, 2018 (
2017
-
$4,132
).

As at
December 31, 2018,
the range of option exercise prices was
$20.52
to
$70.40
per share. Also as at
December 31, 2018,
the aggregate intrinsic value and weighted average remaining contractual life for in-the-money options vested and expected to vest were
$38,889
and
2.5
years, respectively.

The following table summarizes information about option exercises during year ended
December 31, 2018:

2018

Number of options exercised	194,100

Aggregate fair value	$6,382
Intrinsic value	5,083
Amount of cash received	1,299

Tax benefit recognized	$2,440

As at
December 31, 2018,
there was
$6,703
of unrecognized compensation cost related to non-vested awards which is expected to be recognized over the next
4
years. During the year ended
December 31, 2018,
the fair value of options vested was
$11,670
(
2017
-
$11,363
).

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model, utilizing the following weighted average assumptions:

2018

Risk free rate	2.2%
Expected life in years	4.75
Expected volatility	30.5%
Dividend yield	0.7%

Weighted average fair value per option granted	$17.91

The risk-free interest rate is based on the implied yield of a zero
-coupon US Treasury bond with a term equal to the option’s expected term. The expected life in years represents the estimated period of time until exercise and is based on historical experience. The expected volatility is based on the historical prices of the Company’s shares over the previous four
years.